Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE:
Revenue (Note 3)	$ 84,172	$ 87,445	$ 108,938
EXPENSES:
Voyage expenses	5,181	4,237	4,358
Vessel operating expenses	21,605	19,758	21,866
Depreciation and amortization of deferred charges (Note 6)	15,077	13,336	14,793
General and administrative expenses (Notes 4, 8 and 9)	9,702	8,306	8,042
Gain on vessel's sale (Note 6)	(19,456)	0	(15,683)
Provision for / (Reversal of) credit losses (Note 3)	27	(7)	(37)
Foreign currency losses	100	1	64
Operating income	51,936	41,814	75,535
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 5, 7 and 10)	(6,793)	(1,345)	(9,598)
Loss from debt extinguishment	0	0	(387)
Interest income	4,834	3,255	3,302
Changes in fair value of warrants' liability (Note 9)	(4)	6	561
Total other income / (expenses), net	(1,963)	1,916	(6,122)
Net income	49,973	43,730	69,413
Income allocated to participating securities (Note 11)	0	0	(2)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Notes 9 and 11)	0	0	(9,809)
Deemed dividend to the July and August 2022 warrants' holders due to triggering of a down-round feature (Notes 9 and 11)	0	0	(789)
Dividends on preferred stock (Note 11)	(1,831)	(1,833)	(1,889)
Net income attributable to common stockholders	$ 48,142	$ 41,897	$ 56,924
Earnings per common share, basic (Note 11) (in dollars per share)	$ 3.87	$ 3.39	$ 5.43
Earnings per common share, diluted (Note 11) (in dollars per share)	$ 1.28	$ 1.11	$ 1.91
Weighted average number of common shares, basic (Note 11) (in shares)	12,432,158	12,365,418	10,491,316
Weighted average number of common shares, diluted (Note 11) (in shares)	38,925,391	39,201,865	35,539,671